Loans At Amortized Cost_The Changes In Deferred Loan Origination Fees And Costs(Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Deferred Loan Origination Fees And Costs Line Items [Line Items]
Beginning	₩ 719,816	₩ 718,625
Reconciliation Of Changes In Deferred Loan Origination Fees And Costs Abstract [Abstract]
Increase	478,424	408,834
Decrease	(445,114)	(401,572)
Business Combination	0	12,532
Others	0	(18,603)
Ending	753,126	719,816
Deferred loan origination costs
Deferred Loan Origination Fees And Costs Line Items [Line Items]
Beginning	758,945	762,919
Reconciliation Of Changes In Deferred Loan Origination Fees And Costs Abstract [Abstract]
Increase	495,183	436,094
Decrease	(470,112)	(433,988)
Business Combination	0	12,532
Others	1	(18,612)
Ending	784,017	758,945
Loans in Korean won
Deferred Loan Origination Fees And Costs Line Items [Line Items]
Beginning	632,680	663,041
Reconciliation Of Changes In Deferred Loan Origination Fees And Costs Abstract [Abstract]
Increase	417,719	334,438
Decrease	(386,162)	(358,721)
Business Combination	0	12,532
Others	0	(18,610)
Ending	664,237	632,680
Other origination costs
Deferred Loan Origination Fees And Costs Line Items [Line Items]
Beginning	126,265	99,878
Reconciliation Of Changes In Deferred Loan Origination Fees And Costs Abstract [Abstract]
Increase	77,464	101,656
Decrease	(83,950)	(75,267)
Business Combination	0	0
Others	1	(2)
Ending	119,780	126,265
Deferred loan origination fees
Deferred Loan Origination Fees And Costs Line Items [Line Items]
Beginning	39,129	44,294
Reconciliation Of Changes In Deferred Loan Origination Fees And Costs Abstract [Abstract]
Increase	16,759	27,260
Decrease	(24,998)	(32,416)
Business Combination	0	0
Others	1	(9)
Ending	30,891	39,129
Loans in Korean won
Deferred Loan Origination Fees And Costs Line Items [Line Items]
Beginning	11,561	19,845
Reconciliation Of Changes In Deferred Loan Origination Fees And Costs Abstract [Abstract]
Increase	6,832	7,904
Decrease	(9,338)	(16,188)
Business Combination	0	0
Others	0	0
Ending	9,055	11,561
Other origination fees
Deferred Loan Origination Fees And Costs Line Items [Line Items]
Beginning	27,568	24,449
Reconciliation Of Changes In Deferred Loan Origination Fees And Costs Abstract [Abstract]
Increase	9,927	19,356
Decrease	(15,660)	(16,228)
Business Combination	0	0
Others	1	(9)
Ending	₩ 21,836	₩ 27,568